Quarterly Holdings Report
for

Fidelity® Disruptive Medicine Fund

August 31, 2020

DSM-QTLY-1020
1.9897385.100

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
HEALTH CARE - 98.8%
Biotechnology - 23.1%
Acceleron Pharma, Inc. (a)	1,520	$148,154
ADC Therapeutics SA (a)	2,333	103,049
Agios Pharmaceuticals, Inc. (a)	2,092	85,793
Alexion Pharmaceuticals, Inc. (a)	8,293	947,226
Alnylam Pharmaceuticals, Inc. (a)	3,621	480,289
Aprea Therapeutics, Inc.	1,406	38,103
Argenx SE (a)	95	22,015
Argenx SE ADR (a)	520	120,260
Ascendis Pharma A/S sponsored ADR (a)	713	105,652
BioNTech SE ADR (a)	2,251	137,874
FibroGen, Inc. (a)	7,858	352,274
Innovent Biologics, Inc. (a)(b)	39,327	261,289
Insmed, Inc. (a)	1,380	38,902
Neurocrine Biosciences, Inc. (a)	4,701	547,290
Passage Bio, Inc.	1,964	32,524
Regeneron Pharmaceuticals, Inc. (a)	1,926	1,193,985
Revolution Medicines, Inc.	1,754	49,708
Sarepta Therapeutics, Inc. (a)	3,475	508,810
Turning Point Therapeutics, Inc. (a)	1,756	137,284
Vertex Pharmaceuticals, Inc. (a)	1,982	553,216
Viela Bio, Inc.	4,969	167,406
Xenon Pharmaceuticals, Inc. (a)	3,018	36,669
Zentalis Pharmaceuticals, Inc.	1,495	51,428
Zymeworks, Inc. (a)	200	6,484
		6,125,684
Health Care Equipment & Supplies - 35.1%
Align Technology, Inc. (a)	1,219	362,019
Atricure, Inc. (a)	8,783	392,864
Becton, Dickinson & Co.	4,076	989,531
Boston Scientific Corp. (a)	27,483	1,127,353
Danaher Corp.	6,089	1,257,196
DexCom, Inc. (a)	1,365	580,685
Genmark Diagnostics, Inc. (a)	14,490	187,935
Insulet Corp. (a)	1,805	393,941
Intuitive Surgical, Inc. (a)	1,779	1,300,164
Masimo Corp. (a)	3,818	855,232
Nanosonics Ltd. (a)	22,950	102,576
Nevro Corp. (a)	625	85,963
Penumbra, Inc. (a)	1,140	238,431
Quidel Corp. (a)	817	143,759
Shockwave Medical, Inc. (a)	965	61,316
Stryker Corp.	3,064	607,162
Tandem Diabetes Care, Inc. (a)	3,875	436,790
ViewRay, Inc. (a)	68,912	187,441
		9,310,358
Health Care Providers & Services - 12.4%
Centene Corp. (a)	14,576	893,800
Guardant Health, Inc. (a)	4,208	401,864
Humana, Inc.	2,175	902,995
UnitedHealth Group, Inc.	3,524	1,101,426
		3,300,085
Health Care Technology - 4.0%
Castlight Health, Inc. Class B (a)	134,213	185,214
Inspire Medical Systems, Inc. (a)	832	99,382
Veeva Systems, Inc. Class A (a)	2,728	770,033
		1,054,629
Life Sciences Tools & Services - 13.3%
10X Genomics, Inc. (a)	3,109	356,354
Bio-Rad Laboratories, Inc. Class A (a)	741	376,865
Bruker Corp.	15,671	658,495
Lonza Group AG	1,247	774,902
Nanostring Technologies, Inc. (a)	2,249	91,040
Sartorius Stedim Biotech	1,710	611,780
Thermo Fisher Scientific, Inc.	1,567	672,212
		3,541,648
Pharmaceuticals - 10.9%
AstraZeneca PLC sponsored ADR	16,314	913,584
MyoKardia, Inc. (a)	471	51,546
Nektar Therapeutics (a)	7,402	143,155
Roche Holding AG (participation certificate)	3,442	1,204,077
Royalty Pharma PLC	5,071	209,838
Sanofi SA	3,658	370,514
		2,892,714

TOTAL HEALTH CARE		26,225,118

TOTAL COMMON STOCKS
(Cost $24,614,108)		26,225,118

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.12% (c)
(Cost $533,868)	533,761	533,868
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $25,147,976)		26,758,986
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(201,135)
NET ASSETS - 100%		$26,557,851

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $261,289 or 1.0% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$177
Total	$177

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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